Loans Receivable (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	$ 11,431	$ 7,591
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,492	998
Impaired Financing Receivable, Related Allowance	48	379
Impaired Financing Receivable, Average Recorded Investment	10,045	5,861
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	461	182
Impaired Financing Receivable, Interest Income, Cash and Accrual Method	178	227
Interest and Fee Income, Loans and Leases	10,268	10,347
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 6,197	$ 4,306